General	6 Months Ended
Jun. 30, 2026
General [Abstract]
General

Note 1 — General

A.	NeuroSense Therapeutics Ltd. (“NeuroSense” or the “Company”) was incorporated in Israel on February 13, 2017. NeuroSense is a clinical-stage pharmaceutical company focused on discovering and developing treatments for patients suffering from debilitating neurodegenerative diseases. The Company’s lead product candidate, PrimeC, is a novel oral formulation of a fixed dose combination composed of a specific ratio and doses of two FDA-approved drugs.

In addition to PrimeC, the Company has initiated research and development efforts in Alzheimer’s disease and Parkinson’s disease, with a similar strategy of combined products.

The Company’s ordinary shares and warrants began trading on the Nasdaq Capital Market on December 9, 2021 under the ticker symbols “NRSN” and “NRSNW,” respectively.

B.	The Company currently has no products approved for sale, and the Company’s operations have been funded primarily by its shareholders. To date, the Company has generated no sales or revenues, has incurred negative networks capital and also losses and expects to incur significant additional losses due to the continuing focus on the research, development, clinical activities of its product candidates, preclinical programs, business development, organizational structure and to advance the programs within the Company’s pipeline. Consequently, its operations are subject to all the risks inherent in the establishment of a pre-revenue business enterprise as well as those risks associated with a company engaged in the research and development of pharmaceutical compounds.

Based on current expected level of operating expenditures, the Company’s cash resources as at June 30, 2026 shall not be sufficient to fund the Company’s operations for a period of 12 months from the approval of these consolidated interim financial statements, assuming that the Company will continue its development plan in accordance with the original pipeline and without delaying or slowing down the progress of its plans. The Company will require additional cash to fund the execution of its mid and long-term development program. The Company anticipates raising additional funds through public or private sales of debt or equity securities, collaborative arrangements, or some combination thereof. Whilst management is progressing with its plans to secure external financing, these still require approval by third parties, and accordingly, there is no assurance that any such arrangement will be entered into or that financing will be available when needed in order to allow it to continue its operations, or if available, on terms favorable or acceptable to it.

These consolidated financial statements have been prepared in accordance with US generally accepted accounting principles (GAAP) assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. In the event financing is not obtained, the Company may pursue cost cutting measures or may be required to delay, reduce the scope of, or eliminate any of its development programs or clinical trials, these events could have a material adverse effect on its business. These factors raise substantial doubt about the Company ability to continue as a going concern. The consolidated interim financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

In addition, in light of our limited cash resources and ongoing capital requirements, in June 2026 the Company implemented cost-reduction measures, including a reduction in workforce and other reductions in operating expenses. The Company continues to evaluate additional financing opportunities and strategic alternatives to support its operations and the continued development of PrimeC and our other product candidates. See also Note 5 in respect to share-based settlements of obligations to service providers for past and future services.

D.

Since October 2023, Israel has experienced ongoing regional hostilities involving Hamas, Hezbollah, Iran and other regional actors. During 2026, regional tensions further escalated, including renewed military hostilities involving Israel, Iran and other regional actors.

As of the date of approval of these consolidated financial statements, these developments have not had a material adverse effect on the Company’s business or operations, and its clinical and business development activities continue as planned. The Company continues to monitor the situation, and any further escalation or deterioration in the security situation could adversely affect its operations.

E.

The Company is required to comply with the continued listing requirements of The Nasdaq Capital Market, including requirements relating to the minimum bid price of its ordinary shares and its market value of listed securities (“MVLS”). The Company previously experienced periods of non-compliance with certain Nasdaq continued listing requirements and subsequently regained compliance.

On April 2, 2026, the Company received notification letters from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2), which requires a minimum closing bid price of $1.00 per share, and the applicable MVLS requirement, as the closing bid price of the Company’s ordinary shares and its MVLS had remained below the required thresholds for 30 consecutive business days. The Company was provided until September 29, 2026 to regain compliance with these requirements. The Company is pursuing measures intended to regain compliance; however, there can be no assurance that it will regain compliance within the applicable compliance period or at all. Failure to regain compliance could result in the delisting of the Company’s ordinary shares from Nasdaq and could adversely affect the liquidity and market price of the Company’s ordinary shares and its ability to raise additional capital.